Allowance for doubtful accounts (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts Details 2
Amount collected from doubtful account holder			$ 45,000
Balance due from doubtfull account holder	$ 1,415,000	$ 1,415,000	$ (363,000)